Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Other Assets

As at December 31	2025	2024
Deferred income tax assets (Note 10)	276	401
Ammonia catalysts[1]	125	126
Long-term income tax receivable (Note 10)	72	48
Accrued pension benefit assets (Note 21)	145	140
Other	240	169
	858	884
1 Net of accumulated amortization of $110